SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2021
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years